Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

NOTE 22 – FAIR VALUE MEASUREMENTS

The Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to estimate the fair value at the measurement date in the tables below.

(Dollars in thousands)		Fair Value Measurements Using
Recurring Basis	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Available-for-sale securities	$1,745,004	$—	$1,745,004	$—
Derivative instruments	42,119	—	42,119	—

Total	$1,787,123	$—	$1,787,123	$—

Liabilities
Derivative instruments	36,890	—	36,890	—

Total	$36,890	$—	$36,890	$—

(Dollars in thousands)		Fair Value Measurements Using
Recurring Basis	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Available-for-sale securities	$1,805,205	$—	$1,804,120	$1,085
Derivative instruments	33,026	—	33,026	—

Total	$1,838,231	$—	$1,837,146	$1,085

Liabilities
Derivative instruments	35,010	—	35,010	—

Total	$35,010	$—	$35,010	$—

During 2012, available for sale securities with a market value of $1,085,000 at December 31, 2011 were transferred into the Level 2 fair value measurement category in the table above from the Level 3 category as disclosed at December 31, 2011. The security was issued by a municipal entity and was included in the Level 3 category at December 31, 2011 because their fair value was based on management’s estimate of the security’s fair value after recording an other-than-temporary impairment during the year ended December 31, 2011. At December 31, 2012, the fair value of this security was based on a trade price for similar assets, namely a similar security.

Gains and losses (realized and unrealized) included in earnings (or changes in net assets) during 2012 related to assets and liabilities measured at fair value on a recurring basis are reported in noninterest income or other comprehensive income as follows:

(Dollars in thousands)	Noninterest income	Other comprehensive income
Total gains (losses) included in earnings (or changes in net assets)	$11,670	$—

Change in unrealized gains (losses) relating to assets still held at December 31, 2012	—	20

The Company has segregated all financial assets and liabilities that are measured at fair value on a nonrecurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the tables below.

(Dollars in thousands)		Fair Value Measurements Using
Nonrecurring Basis	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Loans	$6,388	$—	$6,388	$—
Mortgage loans held for sale	32,753	—	32,753	—
OREO	20,427	—	20,427	—

Total	$59,568	$—	$59,568	$—

(Dollars in thousands)		Fair Value Measurements Using
Nonrecurring Basis	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Loans	$2,346	$—	$2,346	$—
OREO	14,930	—	14,930	—

Total	$17,276	$—	$17,276	$—

The tables above exclude the initial measurement of assets and liabilities that were acquired as part of the Florida Gulf, OMNI, Cameron, and Florida Trust Company acquisitions completed in 2012 and 2011. These assets and liabilities were recorded at their fair value upon acquisition in accordance with generally-accepted accounting principles and were not re-measured during the periods presented unless specifically required by generally accepted accounting principles. Acquisition date fair values represent either Level 2 fair value measurements (investment securities, OREO, property, equipment, and debt) or Level 3 fair value measurements (loans, deposits and core deposit intangible asset).

In accordance with the provisions of ASC Topic 310, the Company records loans considered impaired at their estimated fair value. A loan is considered impaired if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Fair value is measured at the estimated fair value of the collateral for collateral-dependent loans. Impaired non-covered loans with an outstanding balance of $7,269,000 were recorded at their fair value at December 31, 2012. These loans include a reserve of $880,000 included in the Company’s allowance for credit losses at December 31, 2012. Impaired non-covered loans with an outstanding balance of $4,532,000 were recorded at their fair value at December 31, 2011. These loans include a reserve of $2,186,000 included in the Company’s allowance for credit losses at December 31, 2011.

During the second quarter of 2012, the Company announced plans to close ten branches during the third and fourth quarters of 2012 as part of its business strategy. The Company has notified customers of these branches and has received the required regulatory approvals to proceed with closure. Seven of the branches are located in Florida, two in Louisiana, and one in Arkansas. Five of these branches are owned by the Company, and five of the branches are leased under operating lease agreements. The five branches owned by the Company had a book value of $7,778,000 at the time of the announcement. The Company reviewed the carrying amount of the owned properties and concluded it exceeded the fair value of these branches at that date. As a result, the Company recorded an impairment loss in other noninterest expense of $2,743,000 in its consolidated statement of comprehensive income for year ended December 31, 2012. After the impairment loss, the carrying value of the branches was $4,214,000 and is included in other real estate owned (as real estate acquired for development or resale), a component of other assets on the consolidated balance sheet.

Fair value of the branches was based on a third-party broker opinion of value using both a comparable sales and cash flow approach. The Company did not modify the third-party pricing information for unobservable inputs.

The Company did not record any liabilities at fair value for which measurement of the fair value was made on a nonrecurring basis during the years ended December 31, 2012 and 2011.

The Company may elect the fair value option, which permits the Company to choose to measure eligible financial assets and liabilities at fair value at specified election dates and recognize prospective changes in unrealized gains and losses on items for which the fair value option has been elected in earnings at each reporting date. The Company has currently chosen not to elect the fair value option for any items that are not already required to be measured at fair value in accordance with generally accepted accounting principles, and as such has not included any gains or losses in earnings for years ended December 31, 2012 and 2011.